LONG TERM DEBT (Details 3) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Trade financing borrowings	5,967	5,907
Trade Financing Borrowings One 2010 [Member]
Debt Instrument [Line Items]
Maturity	2010
Currency	€
Trade financing borrowings	0	24
Trade Financing Borrowings Two 2010 [Member]
Debt Instrument [Line Items]
Maturity	2010
Currency	CHF
Trade financing borrowings	0	5
Trade Financing Borrowings Three 2010 [Member]
Debt Instrument [Line Items]
Maturity	2010
Currency	CLP
Trade financing borrowings	0	0
Trade Financing Borrowings Four 2010 [Member]
Debt Instrument [Line Items]
Maturity	2010
Currency	US$
Trade financing borrowings	0	1,975
Trade Financing Borrowings Five 2010 [Member]
Debt Instrument [Line Items]
Maturity	2010
Currency	¥
Trade financing borrowings	0	50
Trade Financing Borrowings Six 2010 [Member]
Debt Instrument [Line Items]
Maturity	2010
Currency	R$
Trade financing borrowings	0	3
Trade Financing Borrowings One 2011 [Member]
Debt Instrument [Line Items]
Maturity	2011
Currency	€
Trade financing borrowings	88	146
Trade Financing Borrowings Two 2011 [Member]
Debt Instrument [Line Items]
Maturity	2011
Currency	CHF
Trade financing borrowings	0	2
Trade Financing Borrowings Three 2011 [Member]
Debt Instrument [Line Items]
Maturity	2011
Currency	CLP
Trade financing borrowings	8	0
Trade Financing Borrowings Four 2011 [Member]
Debt Instrument [Line Items]
Maturity	2011
Currency	US$
Trade financing borrowings	2,018	2,077
Trade Financing Borrowings One 2012 [Member]
Debt Instrument [Line Items]
Maturity	2012
Currency
Trade financing borrowings	521	586
Trade Financing Borrowings Two 2012 [Member]
Debt Instrument [Line Items]
Maturity	2012
Currency	CHF
Trade financing borrowings	1	2
Trade Financing Borrowings Three 2012 [Member]
Debt Instrument [Line Items]
Maturity	2012
Currency	CLP
Trade financing borrowings	0	1
Trade Financing Borrowings Four 2012 [Member]
Debt Instrument [Line Items]
Maturity	2012
Currency	US$
Trade financing borrowings	1,315	616
Trade Financing Borrowings One 2013 [Member]
Debt Instrument [Line Items]
Maturity	2013
Currency	€
Trade financing borrowings	62	68
Trade Financing Borrowings Two 2013 [Member]
Debt Instrument [Line Items]
Maturity	2013
Currency	CHF
Trade financing borrowings	0	2
Trade Financing Borrowings Three 2013 [Member]
Debt Instrument [Line Items]
Maturity	2013
Currency	US$
Trade financing borrowings	924	257
Trade Financing Borrowings One 2014 [Member]
Debt Instrument [Line Items]
Maturity	2014
Currency	CHF
Trade financing borrowings	0	2
Trade Financing Borrowings Two 2014 [Member]
Debt Instrument [Line Items]
Maturity	2014
Currency	CLP
Trade financing borrowings	1	1
Trade Financing Borrowings Three 2014 [Member]
Debt Instrument [Line Items]
Maturity	2014
Currency	US$
Trade financing borrowings	224	54
Trade Financing Borrowings One 2015 [Member]
Debt Instrument [Line Items]
Maturity	2015
Currency	CLP
Trade financing borrowings	1	0
Trade Financing Borrowings Two 2015 [Member]
Debt Instrument [Line Items]
Maturity	2015
Currency	R$
Trade financing borrowings	2	0
Trade Financing Borrowings Three 2015 [Member]
Debt Instrument [Line Items]
Maturity	2015
Currency	US$
Trade financing borrowings	627	0
After 2015 Trade Financing Borrowings 1 [Member]
Debt Instrument [Line Items]
Maturity	After 2015
Currency	ARS
Trade financing borrowings	1	0
After 2015 Trade Financing Borrowings 2 [Member]
Debt Instrument [Line Items]
Maturity	After 2015
Currency	€
Trade financing borrowings	3	1
After 2015 Trade Financing Borrowings 3 [Member]
Debt Instrument [Line Items]
Maturity	After 2015
Currency	CHF
Trade financing borrowings	18	9
After 2015 Trade Financing Borrowings 4 [Member]
Debt Instrument [Line Items]
Maturity	After 2015
Currency	CLP
Trade financing borrowings	2	2
After 2015 Trade Financing Borrowings 5 [Member]
Debt Instrument [Line Items]
Maturity	After 2015
Currency	US$
Trade financing borrowings	127	24
After 2015 Trade Financing Borrowings 6 [Member]
Debt Instrument [Line Items]
Maturity	After 2015
Currency	R$
Trade financing borrowings	24	0